Fair Value Measurements - Schedule of Company’s Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Asset:
Investments held in Trust Account – U.S. Treasury Securities	$ 262,235,740	$ 251,756,198
Level 1 [Member]
Asset:
Investments held in Trust Account – U.S. Treasury Securities	$ 262,235,740	$ 251,756,198